Restructuring and Impairments	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring and Impairments	Restructuring and Impairments
As part of our restructuring activities, we incur expenses that qualify as exit and disposal costs under U.S. GAAP including severance and employee costs as well as contract and other costs, primarily contract termination costs, as well as inventory write-offs and other implementation costs primarily related to consulting fees. Personnel related costs primarily relate to cash severance and other termination benefits including accelerated share-based compensation. We also incur expenses that are an integral component of, and are directly attributable to, our restructuring activities which do not qualify as exit and disposal costs under U.S. GAAP, which consist of asset-related costs such as intangible asset impairments and other asset related write-offs.
Personnel costs are primarily determined based on established benefit arrangements, local statutory requirements, or historical benefit practices. We recognize these benefits when payment is probable and estimable. Other benefits which require future service and are associated to non-recurring benefits are recognized ratably over the future service period. Other assets, including inventory, are impaired or written-off if the carrying value exceeds the fair value. All other costs are recognized as incurred.
2019 Restructuring
In the second half of 2019, we decided to suspend development of NGS-related instrument systems and entered into a new strategic partnership with Illumina to commercialize IVD kits worldwide on Illumina's diagnostic sequencers. In order to align our business with this new strategy, we began restructuring initiatives to target resource allocation to growth opportunities in our Sample to Insight portfolio.
Impairments to property, plant and equipment primarily impacted computer software and machinery and equipment. Costs incurred to either purchase software or produce software products and the software components of products to be sold, leased or marketed after technological feasibility is established were previously capitalized during the development of certain NGS-related instrument systems. These long-lived assets were fully impaired due to the decision to suspend further development. In addition to computer software, certain machinery and equipment assets were fully impaired given that these assets had no alternative use following the changes announced for this program and it was estimated that no value was recoverable in a market disposal.
Due to the suspended development, intangible assets were also assessed for recoverability. The abandoned assets include developed technology related to the suspended projects as well as the termination of licenses which were used exclusively in connection with this program. As a result, we recorded intangible asset impairment charges due to the conclusion that the identified assets have no alternative use outside of the suspended program and thus are fully impaired.
We also conducted an impairment review of inventory and prepaid and other assets and recorded the charges noted in the table below. As these charges, including inventory, are a direct result of the decision to suspend further development of NGS-related instrument systems and are not related to external market factors, the impairment charges were recorded in the line item restructuring, acquisition, integration and other, net in the consolidated statements of (loss) income due to the assets being deemed excess and no longer utilized due to the discontinued development and related actions discussed above.
In addition, we have initiated measures to:

•	shift Commercial Operations activities into Business Areas;

•	transition manufacturing activities into a regional structure; and

•	expand the scope of activities at QIAGEN Business Services (QBS) centers in Wroclaw, Poland and Manila, Philippines

The following is a summary of the charges recorded during the year ended December 31, 2019.

		Year ended
		December 31, 2019
Consolidated Statement of (Loss) Income Classification and Type of Charge (in thousands)	Note	Total
Restructuring, acquisition, integration and other, net
Personnel related (of which $2,956 due to related parties)	(22)	$70,578
Contract termination costs (of which $15,676 due to related parties)		42,099
Consulting fees		10,150
Accounts receivable (of which $5,984 due from related parties)		10,825
Inventories		12,336
Prepaid expenses and other assets (of which $12,915 was long-term and $2,270 due from related parties)		17,012
		163,000
Long-lived asset impairments
Property, plant and equipment	(9)	98,472
Intangible assets	(11)	40,301
		138,773
Other (expense) income, net
Equity method investment impairment	(10)	4,799

Total		$306,572
Of the total costs incurred, $60.2 million are accrued as of December 31, 2019 in accrued and other current liabilities in the accompanying consolidated balance sheet as summarized in the following table that includes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Contract Termination	Consulting Fees	Total
Costs incurred in 2019	$44,640	$42,099	$10,150	$96,889
Payments	(17,272)	(18,294)	(2,162)	(37,728)
Foreign currency translation adjustment	631	493	(53)	1,071
Liability at December 31, 2019	$27,999	$24,298	$7,935	$60,232

Future pre-tax costs between $15 - $23 million are expected to be incurred primarily related to personnel, consulting and contract termination costs before completion of the program in 2020.
2017 Restructuring
We initiated restructuring initiatives in 2017 to mitigate the negative impacts stemming from the U.S. tax reform. Total pre-tax costs for the initiatives, which were concluded in 2018, were $24 million and no additional costs will be incurred related to this program. Cumulative costs for this program were as follows:

(in thousands)	Personnel Related	Contract and Other Costs	Inventory Write-offs & Asset Impairments	Total
Cost of sales	$—	$—	$3,039	$3,039
Restructuring, acquisition, integration and other, net	6,174	4,583	—	10,757
Total 2017 costs	6,174	4,583	3,039	13,796
Cost of sales	424	1,193	—	1,617
Restructuring, acquisition, integration and other, net	4,207	4,232	1,610	10,049
Total 2018 costs	4,631	5,425	1,610	11,666
Restructuring, acquisition, integration and other, net	(1,100)	—	—	(1,100)
Total 2019 releases	(1,100)	—	—	(1,100)
Total cumulative costs	$9,705	$10,008	$4,649	$24,362

The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Consulting Costs	Total
Liability at December 31, 2017	$6,222	$4,585	$10,807
Additional costs in 2018	6,468	5,554	12,022
Release of excess accrual	(1,837)	(129)	(1,966)
Payments	(6,892)	(7,149)	(14,041)
Foreign currency translation adjustment	(141)	(17)	(158)
Liability at December 31, 2018	$3,820	$2,844	$6,664
Release of excess accrual	(1,100)	—	(1,100)
Payments	(2,269)	(2,828)	(5,097)
Foreign currency translation adjustment	(49)	(16)	(65)
Liability at December 31, 2019	$402	$—	$402

During 2018, fixed asset impairments of $1.6 million were recorded in connection with this initiative and are included within restructuring, acquisition, integration and other, net in the accompanying consolidated statements of income. As of December 31, 2019 and 2018, liabilities of $0.4 million and $6.7 million, respectively, are included in accrued and other current liabilities in the accompanying consolidated balance sheets.
2016 Restructuring
During 2016, we initiated a series of targeted actions to support faster sales momentum and improve efficiency and accountability. The objective with these actions is to ensure that we grow sustainably and consistently. Measures included simplifying our geographic presence with site reductions, focusing resources to shared service centers, and streamlining selected organizational structures. The cumulative cost for this program was $97.1 million and no additional costs will be incurred related to this program. During the year ended December 31, 2017, we incurred $19.7 million of costs, of which $1.4 million was included in cost of sales and $18.3 million was included in restructuring, acquisition, integration and other, net. During the years ended December 31, 2019 and 2018, releases of excess accruals as included in the table below were included in restructuring, acquisition, integration and other, net.

The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Liability at December 31, 2017	$4,294	$1,052	$1,066	$6,412
Release of excess accrual	(343)	(838)	(546)	(1,727)
Payments	(3,648)	(214)	(494)	(4,356)
Foreign currency translation adjustment	(48)	—	(26)	(74)
Liability at December 31, 2018	$255	$—	$—	$255
Release of excess accrual	(31)	—	—	(31)
Payments	(225)	—	—	(225)
Foreign currency translation adjustment	1	—	—	1
Liability at December 31, 2019	$—	$—	$—	$—